share-based compensation - TELUS Corp restricted share units activity (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2020 EquityInstruments $ / shares	Jun. 30, 2020 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments $ / shares
Restricted share units without market performance conditions
Number of restricted share units - Non-vested
Outstanding, beginning of period	9,060,044	6,468,954
Granted	288,443	2,910,882
In lieu of dividends	121,198	195,615
Forfeited and cancelled	(71,853)	(166,316)
Outstanding, end of period	9,380,824	9,380,824
Number of restricted share units - vested
Outstanding, beginning of period	12,342	30,800
In lieu dividends	308	308
Vested	17,008	28,311
Settled in cash	(17,149)	(46,910)
Outstanding, end of period	12,509	12,509
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 24.06	$ 23.37
Outstanding, beginning of period, vested | $ / shares	19.10	22.02
Issued - initial award | $ / shares	22.63	25.40
In lieu of dividends | $ / shares	21.52	22.92
Vested | $ / shares	24.00	23.84
Settled in cash | $ / shares	24.01	23.89
Forfeited and cancelled | $ / shares	24.29	23.80
Outstanding, end of period, non-vested | $ / shares	23.98	23.98
Outstanding, end of period, vested | $ / shares	$ 19.15	$ 19.15
Number of Rsu's	12,509	12,509
Next six months
Weighted average grant-date fair value
Number of Rsu's			2,900,000
Cash settled for cost of share | $ / shares			$ 24.39